            February 21, 2014

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Form N-14 for the Calvert VP Russell 2000 Small Cap Index Portfolio, Calvert VP S&P 500 Index Portfolio and Calvert VP Investment Grade Bond Index Portfolio, each a series of Calvert Variable Products, Inc. (File No. 333-192952)

            Definitive Materials Filed Pursuant to Rule 497(b)

Ladies/Gentlemen:

Pursuant to Rule 497(b), submitted herewith is the definitive Form N-14 for the reorganization of (i) the Calvert VP Small Cap Growth Portfolio into the Calvert VP Russell 2000 Small Cap Index Portfolio, (ii) the Calvert VP SRI Equity Portfolio into the Calvert VP S&P 500 Index Portfolio and (iii) the Calvert VP Income Portfolio into the Calvert VP Investment Grade Bond Index Portfolio.

Please be advised that the definitive Form N-14 is identical to the Form N-14 that was filed electronically with the Commission via EDGAR on December 19, 2013, except for the changes that are described in the letter to Michelle Roberts dated January 24, 2014 that is attached hereto as Exhibit A.

Any communications relating to this filing should be directed to the undersigned at (301) 657-7044.

            Very truly yours,

            /s/ Andrew K. Niebler

            Andrew Niebler

            Associate General Counsel

            Calvert Investments, Inc.

cc:        Michelle Roberts, Esq.

EXHIBIT A

January 24, 2014

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Form N-14 for the Calvert VP Russell 2000 Small Cap Index Portfolio, Calvert VP S&P 500 Index Portfolio and Calvert VP Investment Grade Bond Index Portfolio, each a series of Calvert Variable Products, Inc. (File No. 333-192952)

Ms. Roberts:

In response to our conversation on Monday, January 13, 2014, I have attached a revised Form N-14 for the reorganization of (i) the Calvert VP Small Cap Growth Portfolio into the Calvert VP Russell 2000 Small Cap Index Portfolio, (ii) the Calvert VP SRI Equity Portfolio into the Calvert VP S&P 500 Index Portfolio and (iii) the Calvert VP Income Portfolio into the Calvert VP Investment Grade Bond Index Portfolio.  Capitalized terms used in this letter have the meaning assigned thereto in the Registration Statement.

The revised documents include the following revisions in response to your comments:

(i)              under “Introduction”, two sentences have been added on page 3 explaining that, at any time prior to the Valuation Date, a Policy Owner may exchange Merging Portfolio shares for another investment option that is available under that Policy Owner’s Policy;

(ii)            under “Introduction”, in the section on pages 4 and 5 describing the documents that contain additional information about the Portfolios and the Reorganizations, references to the filing type and filing date have been added for each document;

(iii)           under “Portfolio Management – Advisory Fees”, information has been added describing the advisory fees paid to the Advisor by each Merging Portfolio;

(iv)          under “Information About Each Reorganization – Reorganization Expenses and Fees”, additional text has been added to explain that the costs associated with the repositioning of portfolio securities in connection with each Reorganization will be borne by the shareholders of the applicable Portfolios; and

(v)            in each Exhibit, text has been added to Sections 6(k) and 7(l) to indicate that certain brokerage payments related to the repositioning of portfolio securities in connection with each Reorganization are disclosed in the Prospectus/Proxy Statement.

In addition to the revisions that were made in response to your comments, the following additional revisions have been made:

(i)                  under “Synopsis”, a new Section 11 has been added to explain that the Board’s consideration of the Reorganizations included an evaluation of the expense that will be incurred to consummate each Reorganization and the fact that those expenses will ultimately be borne by the Advisor;

(ii)                under “Synopsis – Overview of Portfolios Subject to Transaction”, the chart describing the net assets of each Portfolio has been updated to reflect data as of the Record Date, which is a date within 30 days of the proposed effective date;

(iii)               under “Synopsis – Investment Objectives and Principal Investment Strategies”, the data in the paragraphs describing the various indices has been updated to reflect data as of December 31, 2013;

(iv)              under “Expense Comparison”, in the chart showing the Annual Fund Operating Expenses for Calvert Small Cap, Calvert Russell 2000 Index and the Pro Forma Combined Portfolio, the data for the Pro Forma Combined Portfolio has been revised;

(v)                under “Expense Comparison – Examples”, the dollar amounts for the Calvert Russell 2000 Index Combined Portfolio have been revised;

(vi)              under “Performance”, the performance information of the Portfolios has been updated to reflect data for the various periods ending December 31, 2013;

(vii)             under “Voting Information – Proportional Voting”, the paragraph indicating that Ameritas Life Insurance Company will have voting control  as a result of the shares allocated to its exempt separate accounts has been deleted;

(viii)           under “Voting Information – Record Date”, the previously omitted information regarding the number of outstanding shares of each Merging Portfolio has been added;

(ix)              under “Voting Information – Control Persons and Principal Holders of Securities”, the information has been updated to reflect data as of the Record Date;

(x)                the shareholder meeting date has been changed to Friday, April 11, 2014 because April 18, 2014 is Good Friday and Calvert Investments and the New York Stock Exchange are closed on that date; and

(xi)              various typographical corrections and other non-material changes have been made in the Prospectus/Proxy Statement, the Reorganization SAI and the Part C.

Please note that the narrative pro forma statement included in Part B for the Small Cap Reorganization has not been changed to reflect the comments that were provided to you by Mr. Jason Fox.  Mr. Fox withdrew his comments in a voicemail that he left for me on January 16, 2014 at 8:42 a.m.

On behalf of the Registrant, I acknowledge that:

Calvert Variable Products, Inc. is responsible for the adequacy and accuracy of the disclosure in its filings;

Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

Calvert Variable Products, Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The revisions included in the attached Form N-14 will be included in a Rule 497 definitive filing to be made after the Form N-14 becomes automatically effective on January 29, 2013.

As always, please feel free to contact me at 301-657-7044 with any questions or comments about this filing.

Very truly yours,

/s/ Andrew K. Niebler

Andrew Niebler

Associate General Counsel

Calvert Investments, Inc.